Investment Accounted for Using the Equity Method (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share of loss in investment accounted for using the equity method:
Revaluation gain	$ 5	$ 1,322	$ 9,628